UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-23035

              The Gabelli Go Anywhere Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Go Anywhere Trust

Semiannual Report — June 30, 2017

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Ronald S. Eaker	Robert D. Leininger, CFA	Laura S. Linehan, CFA	Gian Maria Magrini, CFA
Chief Investment Officer	Portfolio Manager BS, Pennsylvania State University	Portfolio Manager BA, Amherst College MBA, Wharton School, University of Pennsylvania	Portfolio Manager BA, Lehigh University MBA, Wharton School, University of Pennsylvania	Portfolio Manager BS, Fordham University

To Our Shareholders,

For the six months ended June 30, 2017, the net asset value (“NAV”) total return of the Gabelli Go Anywhere Trust (the “Fund”) was 2.0% compared with a total return of 9.3% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was (9.0)%. The Fund’s NAV per share was $19.19, while the price of the publicly traded shares closed at $16.83 on the NYSE American. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2017.

Comparative Results

Total Returns through June 30, 2017 (a) (Unaudited)
	Year to Date	Since Inception (11/02/16)
Gabelli Go Anywhere Trust
NAV Total Return (b)	1.97%	3.95%
Investment Total Return (c)	(9.03)	(14.78)
S&P 500 Index	9.34	13.07 (d)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

The total return reflects changes in the NAV per share and is net of expenses. The inception return is based on a NAV of $18.46 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination.

(c)

The total return reflects changes in closing market value on the NYSE American. The inception return is based on a price of $19.75 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination.

(d)	From October 31, 2016, the date closest to the Fund’s inception for which data are available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2017:

The Gabelli Go Anywhere Trust

U.S. Government Obligations	43.9%	Computer Hardware	0.9%
Health Care	9.1%	Computer Software and Services	0.7%
Retail	7.7%	Equipment and Supplies	0.7%
Energy and Utilities	6.1%	Automotive	0.7%
Financial Services	4.8%	Transportation	0.5%
Food and Beverage	4.6%	Consumer Products	0.4%
Entertainment	2.7%	Specialty Chemicals	0.4%
Machinery	2.6%	Publishing	0.3%
Building and Construction	2.3%	Home Furnishings	0.3%
Automotive: Parts and Accessories	2.2%	Business Services	0.2%
Telecommunications	2.1%	Aerospace	0.2%
Real Estate	1.3%	Electronics	0.1%
Hotels and Gaming	1.1%	Wireless Communications	0.1%
Diversified Industrial	1.1%	Paper and Forest Products	0.0%*

Media	1.0%		100.0%

Metals and Mining	1.0%	* Amount represents less than 0.05%
Cable and Satellite	0.9%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the NYSE American that, as of June 9, 2017, she was not aware of any violation by the Fund of applicable NYSE American corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Go Anywhere Trust

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 55.4%
	Health Care — 9.1%
15,000	Akorn Inc.†	$493,090	$503,100
8,000	Albany Molecular Research Inc.†	172,705	173,600
1,000	Cutera Inc.†	24,500	25,900
9,000	Depomed Inc.†	153,036	96,660
1,000	Exactech Inc.†	24,931	29,800
500	Globus Medical Inc., Cl. A†	13,101	16,575
200	Henry Schein Inc.†	31,210	36,604
6,500	Idorsia Ltd.†	66,917	122,693
25,000	Innocoll Holdings plc†	53,335	56,750
2,000	Johnson & Johnson	231,479	264,580
1,000	K2M Group Holdings Inc.†	20,342	24,360
500	LifeWatch AG†	7,114	7,900
200	Nexvet Biopharma plc†	1,331	1,336
2,500	Novadaq Technologies Inc.†	29,125	29,300
1,000	PAREXEL International Corp.†	87,269	86,910
15,500	Patheon NV†	537,516	540,640
300	Patterson Cos., Inc.	11,423	14,085
200	SciClone Pharmaceuticals Inc.†	2,191	2,200
15,000	STADA Arzneimittel AG	1,037,999	1,063,744
1,000	Syneron Medical Ltd.†	10,980	10,950
14,000	The Spectranetics Corp.†	537,336	537,600
1,000	Valeant Pharmaceuticals International Inc.†	15,280	17,300
5,600	VCA Inc.†	508,018	516,936
1,000	VWR Corp.†	33,105	33,010
5,000	Zimmer Biomet Holdings Inc.	575,728	642,000

		4,679,061	4,854,533

	Retail — 7.7%
3,000	Advance Auto Parts Inc.	431,795	349,770
5,000	Cabela’s Inc.†	244,508	297,100
13,500	GNC Holdings Inc., Cl. A	181,772	113,805
30,000	Hertz Global Holdings Inc.†	505,241	345,000
20,000	J.C. Penney Co. Inc.†	130,012	93,000
60,000	Kate Spade & Co.†	1,105,193	1,109,400
2,000	Lands’ End Inc.†	33,055	29,800
4,500	Panera Bread Co., Cl. A†	1,408,653	1,415,880
8,000	Vitamin Shoppe, Inc.†	107,714	93,200
1,000	West Marine Inc.	12,835	12,850
5,000	Whole Foods Market Inc.	209,824	210,550

		4,370,602	4,070,355

	Energy and Utilities — 6.1%
500	Alerion Cleanpower SpA	1,371	1,568
5,899	Delta Natural Gas Co. Inc.	177,507	179,743
4,000	Dril-Quip Inc.†	204,674	195,200
9,000	Gas Natural Inc.	112,823	116,100
1,500	Hafslund ASA, Cl. A	17,299	19,404

Shares		Cost	Market Value
52,500	Mueller Water Products Inc., Cl. A	$649,172	$613,200
7,000	National Fuel Gas Co	378,497	390,880
3,000	Rice Energy Inc.†	73,504	79,890
20,000	Weatherford International plc†	110,490	77,400
30,000	Westar Energy Inc.	1,699,200	1,590,600

		3,424,537	3,263,985

	Financial Services — 4.8%
9,000	Citigroup Inc.	522,142	601,920
800	FCB Financial Holdings Inc., Cl. A†	29,804	38,200
2,000	Fidelity & Guaranty Life	61,350	62,100
500	Flushing Financial Corp	11,502	14,095
53,500	Fortress Investment Group LLC, Cl. A	418,061	427,465
13,500	MoneyGram International Inc.†	228,167	232,875
500	Nordnet AB, Cl. B†	2,100	2,255
2,500	OneBeacon Insurance Group Ltd., Cl. A	45,611	45,575
4,000	Steel Partners Holdings LP.	70,937	74,100
10,000	The Bank of New York Mellon Corp.	443,707	510,200
1,000	The PNC Financial Services Group Inc.	89,359	124,870
4,000	Waddell & Reed Financial Inc., Cl. A	67,777	75,520
6,500	Wells Fargo & Co.	345,573	360,165
100	Wolverine Bancorp Inc.	3,931	4,015

		2,340,021	2,573,355

	Food and Beverage — 4.6%
2,400	Chr. Hansen Holding A/S	132,161	174,553
20,000	Cott Corp.	230,656	288,800
50,000	Davide Campari-Milano SpA	251,570	352,354
1,400	Diageo plc, ADR	148,317	167,762
1,000	Fomento Economico Mexicano SAB de CV, ADR	76,740	98,340
14,000	Maple Leaf Foods Inc., Toronto	304,236	353,455
2,400	National Beverage Corp.	110,968	224,544
1,000	Nestlé SA	73,910	87,027
90,000	Parmalat SpA	290,523	311,465
1,100	Pernod Ricard SA	120,840	147,309
2,000	Remy Cointreau SA	168,992	233,570

		1,908,913	2,439,179

	Entertainment — 2.7%
1,000	Liberty Media Corp.- Liberty Braves, Cl. A†	23,142	23,890

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
2,000	Liberty Media Corp.- Liberty Braves, Cl. C†	$46,198	$47,940
10,000	Pandora Media Inc.†	76,596	89,200
3,377	Reading International Inc., Cl. A†	53,469	54,471
439	Reading International Inc., Cl. B†	7,547	8,561
3,000	Time Warner Inc.	285,381	301,230
23,000	Twenty-First Century Fox Inc., Cl. B	610,135	641,010
7,000	Viacom Inc., Cl. A	285,271	266,350

		1,387,739	1,432,652

	Machinery — 2.6%
100,000	CNH Industrial NV, Borsa Italiana	983,888	1,132,444
20,000	CNH Industrial NV, New York	159,624	227,600

		1,143,512	1,360,044

	Building and Construction — 2.3%
18,073	Armstrong Flooring Inc.†	317,403	324,772
2,000	Bouygues SA	66,937	84,336
4,000	Canam Group Inc	35,817	37,940
19,600	Herc Holdings Inc.†	646,462	770,672

		1,066,619	1,217,720

	Automotive: Parts and Accessories — 2.2%
1,000	Dana Inc.	14,689	22,330
13,000	Federal-Mogul Holdings Corp.†	119,945	130,000
4,000	Mobileye NV†	243,852	251,200
16,000	Modine Manufacturing Co.†	181,870	264,800
12,000	Navistar International Corp.†	317,352	314,760
8,000	Uni-Select Inc.	181,990	193,214

		1,059,698	1,176,304

	Telecommunications — 2.1%
1,500	Level 3 Communications Inc.†	79,436	88,950
500	Lumos Networks Corp.†	8,853	8,935
6,000	Millicom International Cellular SA, SDR	276,476	354,386
12,000	Sistema PJSC, GDR	102,206	50,160
2,000	Sprint Corp.†	16,399	16,420
474	Straight Path Communications Inc., Cl. B†	85,061	85,154
4,000	United States Cellular Corp.†	154,015	153,280
18,000	VEON Ltd., ADR	73,285	70,380
11,400	West Corp.	263,579	265,848

		1,059,310	1,093,513

Shares		Cost	Market Value
	Real Estate — 1.3%
5,000	First Potomac Realty Trust	$55,685	$55,550
2,300	Forestar Group Inc.†	32,529	39,445
15,500	Griffin Industrial Realty Inc.	462,935	486,235
5,000	Parkway Inc.	114,543	114,450

		665,692	695,680

	Hotels and Gaming — 1.1%
10,200	International Game Technology plc	183,797	186,660
1,200	Intrawest Resorts Holdings Inc.†	28,411	28,488
6,000	MGM Resorts International	166,990	187,740
1,400	Wynn Resorts Ltd	128,858	187,768

		508,056	590,656

	Diversified Industrial — 1.1%
1,200	Ampco-Pittsburgh Corp	13,185	17,700
1,200	EnPro Industries Inc.	79,428	85,644
8,000	Myers Industries Inc.	106,587	143,600
7,000	Textron Inc.	331,418	329,700

		530,618	576,644

	Media — 1.0%
13,000	Tribune Media Co., Cl. A	424,048	530,010

	Metals and Mining — 1.0%
5,000	Allegheny Technologies Inc.	85,435	85,050
14,000	Freeport-McMoRan Inc.†	155,341	168,140
18,000	TimkenSteel Corp.†	252,484	276,660

		493,260	529,850

	Cable and Satellite — 0.9%
40,000	Iridium Communications Inc.†	392,519	442,000
4,000	Sky plc	49,906	51,786

		442,425	493,786

	Computer Hardware — 0.9%
37,673	Brocade Communications Systems Inc.	464,200	475,056

	Computer Software and Services — 0.7%
1,000	Dalenys†	9,785	9,926
27,000	Digi International Inc.†	341,508	274,050
1,500	GrubHub Inc.†	51,536	65,400
200	Rightside Group Ltd.†	2,141	2,124
200	Synchronoss Technologies Inc.†	3,301	3,290
2,000	Xactly Corp.†	31,110	31,300

		439,381	386,090

	Equipment and Supplies — 0.7%
1,400	Flowserve Corp.	67,068	65,002
6,500	Mueller Industries Inc.	201,211	197,925

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
1,000	Stratasys Ltd.†	$18,420	$23,310
2,500	The Eastern Co.	49,118	75,125
		335,817	361,362
	Transportation — 0.5%
7,000	Abertis Infraestructuras SA	129,626	129,680
2,000	GATX Corp.	84,692	128,540
		214,318	258,220
	Consumer Products — 0.4%
100	Accell Group	3,366	3,276
2,500	Edgewell Personal Care Co.†	190,472	190,050
800	Energizer Holdings Inc.	34,589	38,416
		228,427	231,742
	Specialty Chemicals — 0.4%
2,100	Oil-Dri Corp. of America	73,492	88,221
4,000	Valvoline Inc.	86,743	94,880
		160,235	183,101
	Publishing — 0.3%
10,000	The E.W. Scripps Co., Cl. A†	144,329	178,100
	Home Furnishings — 0.3%
1,300	Bassett Furniture Industries Inc.	33,366	49,335
1,000	Hunter Douglas NV	54,755	85,147
		88,121	134,482
	Business Services — 0.2%
1,200	CardConnect Corp.†	18,043	18,060
4,500	Havas SA	46,460	47,316
23,000	TIO Networks Corp.†	58,326	59,061
		122,829	124,437
	Aerospace — 0.2%
1,000	Harris Corp.	93,366	109,080
	Electronics — 0.1%
2,500	Hitachi Kokusai Electric Inc.	56,046	58,257
	Wireless Communications — 0.1%
1,000	DGC One AB	28,852	29,675

Shares		Cost	Market Value
	Paper and Forest Products — 0.0%
5,500	Tembec Inc.†	$17,469	$17,813
	TOTAL COMMON STOCKS	27,897,501	29,445,681

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.7%
	Automotive — 0.7%
$350,000	Navistar International Corp., Sub. Deb., 4.500%, 10/15/18	331,448	350,656

	U.S. GOVERNMENT OBLIGATIONS — 43.9%
23,416,000	U.S. Treasury Bills, 0.592% to 1.126%††, 07/13/17 to 12/21/17	23,370,471	23,370,227

TOTAL INVESTMENTS — 100.0%		$51,599,420	53,166,564

Other Assets and Liabilities (Net)			(790,730)

PREFERRED STOCK
(536,744 preferred shares outstanding)			(21,469,760)

NET ASSETS — COMMON STOCK
(1,610,232 common shares outstanding)			$30,906,074

NET ASSET VALUE PER COMMON SHARE
($30,906,074 ÷ 1,610,232 shares outstanding)			$19.19

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $51,599,420)	$53,166,564
Cash	2,989
Receivable for investments sold	363,829
Dividends and interest receivable	48,117
Prepaid expenses	525
Total Assets	53,582,024
Liabilities:
Distributions payable	23,855
Payable for investments purchased	1,040,005
Payable for investment advisory fees	42,891
Payable for accounting fees	11,250
Payable for payroll expenses	8,011
Other accrued expenses	80,178
Total Liabilities	1,206,190
Preferred Shares:
Series A Cumulative, Puttable, and Callable Preferred Shares ($40 liquidation value, $0.001 par value, 2,000,000 shares authorized with 536,744 shares issued and outstanding)	21,469,760
Net Assets Attributable to Common Shareholders	$30,906,074
Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$29,248,250
Accumulated net investment income	3,172
Accumulated net realized gain on investments and foreign currency transactions	87,316
Net unrealized appreciation on investments	1,567,144
Net unrealized appreciation on foreign currency translations	192
Net Assets	$30,906,074
Net Asset Value per Common Share:
($30,906,074 ÷ 1,610,232 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$19.19

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $12,150)	$327,971
Interest	88,412
Total Investment Income	416,383
Expenses:
Investment advisory fees	258,124
Accounting fees	22,500
Trustees’ fees	21,969
Shareholder communications expenses	20,828
Legal and audit fees	15,181
Shareholder services fees	14,588
Custodian fees	12,570
Payroll expenses	11,579
Miscellaneous expenses	12,702
Total Expenses	390,041
Less:
Expenses paid indirectly by broker (See Note 3)	(685)
Net Expenses	389,356
Net Investment Income	27,027
Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	347,363
Net realized gain on foreign currency transactions	9,181
Net realized gain on investments and foreign currency transactions	356,544
Net change in unrealized appreciation/depreciation:
on investments	1,069,917
on foreign currency translations	1,396
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,071,313
Net Realized and Unrealized Gain on Investments and Foreign Currency	1,427,857
Net Increase in Net Assets Resulting from Operations	1,454,884
Total Distributions to Preferred Shareholders	(858,790)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$596,094

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2017 (Unaudited)		Period Ended December 31, 2016 (a)
Operations:
Net investment gain/(loss)	$27,027		$(202,874)
Net realized gain on investments and foreign currency transactions	356,544		53,788
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,071,313		496,023

Net Increase in Net Assets Resulting from Operations	1,454,884		346,937

Distributions to Preferred Shareholders:
Net realized gain	(249,049	)*	—
Return of capital	(609,741	)*	(567,756)

Total Distributions to Preferred Shareholders	(858,790)		(567,756)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	596,094		(220,819)

Fund Share Transactions:
Net increase in net assets from common shares issued in offering	—		30,496,767
Offering costs charged to paid-in capital	—		(63,609)

Net Increase in Net Assets from Fund Share Transactions	—		30,433,158

Net Increase in Net Assets Attributable to Common Shareholders	596,094		30,212,339

Net Assets Attributable to Common Shareholders:
Beginning of period	30,309,980		97,641

End of period (including undistributed net investment income of $3,172 and $0, respectively)	$30,906,074		$30,309,980

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	The Fund commenced investment operations on September 2, 2016.

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2017 (Unaudited)		Period Ended December 31, 2016 (a)
Operating Performance:
Net asset value, beginning of period	$ 18.82		$ 18.96	(b)

Net investment income/(loss)	0.02		(0.12)
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.33		0.32

Total from investment operations	1.35		0.20

Distributions to Preferred Shareholders: (c)
Net realized gain	(0.28	)*	—
Return of capital	(0.70	)*	(0.34)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	0.37		(0.14)

Net Asset Value Attributable to Common Shareholders, End of Period	$ 19.19		$ 18.82

NAV total return †	1.97%		1.95%

Market value, end of period	$ 16.83		$ 21.03

Investment total return ††	(9.03)%		6.48%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$52,376		$51,780
Net assets attributable to common shares, end of period (in 000’s)	$30,906		$30,310
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	0.18	%(d)	(2.02	)%(d)
Ratio of operating expenses to average net assets attributable to common shares	2.56	%(d)(e)	2.95	%(d)
Ratio of operating expenses to average net assets including liquidation value of preferred shares	1.50	%(d)(e)	1.73	%(d)
Portfolio turnover rate	106.0%		101.5%
Preferred Shares:
Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$21,470		$21,470
Total shares outstanding (in 000’s)	537		537
Liquidation preference per share	$ 40.00		$ 40.00
Average market value(f)	$ 46.27		$ 50.97
Asset coverage per share	$ 97.58		$ 96.47
Asset Coverage	244%		241%

†

The NAV total return reflects changes in the NAV per share and is net of expenses. The inception return is based on an NAV of $18.46 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination. Total return for a period of less than one year is not annualized.

††

The investment total return reflects changes in closing market value on the NYSE American. Inception return is based on a price of $19.75 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	The Fund commenced investment operations on September 2, 2016.
(b)	The beginning of period NAV reflects a $0.04 reduction for offering costs associated with the initial public offering.
(c)	Calculated based on average common shares outstanding on record dates throughout the period.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2017, there was no impact on the expense ratios.
(f)

The average market value of the Series A preferred shares is based on weekly prices that are above the liquidation price of a Series A preferred share and these market prices are not likely to be sustainable.

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Go Anywhere Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on February 26, 2015 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose primary objective is total return, consisting of capital appreciation and current income. Investment operations commenced on September 2, 2016.

Under normal market conditions, the Fund intends to invest primarily in a broad range of equity securities consisting of common stock, preferred stock, convertible or exchangeable securities, depositary receipts, and warrants and rights to purchase such securities and, to a lesser extent, in debt securities.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$ 1,046,304	—	$130,000	$ 1,176,304
Financial Services	2,571,100	—	2,255	2,573,355
Health Care	4,853,197	$ 1,336	—	4,854,533
Other Industries (a)	20,841,489	—	—	20,841,489
Total Common Stocks	29,312,090	1,336	132,255	29,445,681
Convertible Corporate Bonds (a)	—	350,656	—	350,656
U.S. Government Obligations	—	23,370,227	—	23,370,227
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$29,312,090	$23,722,219	$132,255	$53,166,564

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period,

There were no Level 3 investments held at December 31, 2016.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund has adopted a distribution policy, which may be changed at any time by the Board, that begins in the Fund’s second year of operation. The Fund will pay common shareholders a minimum fixed quarterly distribution rate in relation to the initial NAV of the Fund.

Distributions to shareholders of the Fund’s Series A Cumulative Puttable and Callable Preferred Shares (“Preferred Shares”) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid on the Preferred Shares during the period ended December 31, 2016 was a return of capital.

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2016, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$475,844
Other temporary differences*	(23,855)

Total	$451,989

*	Other temporary differences were due to distributions payable.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$51,638,579	$2,330,438	$(802,453)	$1,527,985

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2017, the Adviser has reviewed the open tax year and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns will remain subject to

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2017, the Fund paid $24,467 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expense paid through the brokerage arrangement during this period was $685.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2017, the Fund paid or accrued $11,579 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Audit Committee Chairman, Nominating Committee Chairman, and Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government obligations, aggregated $39,389,766 and $29,887,878, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of capital shares of $0.001 par value, which the Board may classify from time to time as common shares of beneficial interest or preferred shares. On September 2, 2016, the Fund offered up to 2,000,000 combinations consisting of three common shares and one $40.00 Preferred Share. This offering was in addition to 1,713 combinations issued previously as seed capital for $166,161. Pursuant to the offering on September 2, 2016, the Fund issued 535,031 combinations receiving proceeds of $51,898,007, before deduction of offering expenses of $63,609. On November 2, 2016, the combination split and began trading separately on the NYSE American as common shares and preferred shares. The Board has authorized the Fund to repurchase its common shares in the open market when the

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

common shares are trading at a discount from NAV of 7.5% or more (or such other percentage as the Board may determine from time to time) and the repurchase of its Preferred Shares when trading at a discount to its liquidation preference. There were no common or Preferred Shares repurchased during the six months ended June 30, 2017 and the period ended December 31, 2016.

Transactions in combinations, common shares, and Preferred Shares during the period ended December 31, 2016 were as follows:

	Combinations	As allocated on November 2, 2016
		Common		Preferred
		Shares	Amount	Shares	Amount
Initial seed capital	1,713	5,139	$97,641	1,713	$68,520
Additional shares issued	535,031	1,605,093	30,496,767	535,031	21,401,240

Totals	536,744	1,610,232	$30,594,408	536,744	$21,469,760

At no later than 30 days prior to September 2, 2021, the then outstanding common shares will be subject to a tender offer at a price per common share determined by the Board and expressed as a percentage (but not less than 95%) of the NAV per common share most recently determined as of the close of business on the last business day prior to the date the Fund purchases common shares.

The Preferred Shares are senior to the common stock and result in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $40 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The liquidation value of the Preferred Shares is $40 per share. The Preferred Shares have an initial annual dividend rate of 8.00% for the four dividend periods beginning in September 2016, 5.00% for the subsequent eight dividend periods ending on or prior to June 26, 2019, and for all subsequent distribution periods, an annualized rate of 200 basis points over the then current yield of the ten year U.S. Treasury Note at the date such rate for the applicable distribution periods is fixed by the Board; provided that such annualized rate for the subsequent distributions will be no less than 5% nor greater than 7% based on the $40 liquidation preference. The Fund will redeem all or any part of the Preferred Shares that holders have properly submitted for redemption during the thirty day period prior to each of September 26, 2019 and September 26, 2021 at the liquidation value plus any accumulated and unpaid dividends. At June 30, 2017, 536,744 Preferred Shares were outstanding and accrued dividends amounted to $23,855.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Significant Shareholder. As of June 30, 2017, 77.02% of the Fund was beneficially owned by the Adviser or its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 15, 2017 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 15, 2017 at the Greenwich Library in Greenwich, Connecticut. At that meeting, preferred shareholders elected Anthony S. Colavita, Jr. and Kuni Nakamura as Trustees of the Fund. A total of 433,286 votes were cast in favor of each of these Trustees, respectively, and a total of 10 votes were withheld for each of these Trustees, respectively.

Mario J. Gabelli, CFA, Frank J. Fahrenkopf, Jr., and Michael J. Melarkey continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Go Anywhere Trust

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Trustees (the “Board”) of The Gabelli Go Anywhere Trust (the “Fund”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required to review and approve the terms of the Fund’s investment advisory agreement. In this regard, the Board reviewed and approved the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund. The Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Agreement.

Nature, Extent, and Quality of Services. The Independent Board Members considered the nature, quality, and extent of proposed administrative and shareholder services to be performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as trustees, and other services. The Independent Board Members concluded that the proposed services are extensive in nature.

Investment Performance of the Fund and Adviser. The Independent Board Members considered short term and long term investment performance for other registered and unregistered funds advised or subadvised by the Adviser and its affiliates that invest regularly in a broad range of equity securities over various periods of time as compared with both relevant equity indices and the performance of the Fund’s Lipper, Inc. peer group and concluded that, although the Fund had no performance history as it had not yet commenced operations, the Adviser appeared to have the capability of delivering satisfactory performance results consistent with the investment strategies to be pursued by the Fund.

Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s proposed advisory fee rate and expense ratio relative to industry averages for the Fund’s peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement is more extensive than those under the advisory agreements for nonfund clients. The Independent Board Members but concluded that the fee is acceptable based on the qualifications, experience, reputation, and performance of the Adviser.

(b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs and discussed the potential profitability of the Fund. The Independent Board Members concluded that the potential profitability of the Fund to the Adviser was acceptable.

Extent of Economies of Scale as Fund Grows. The Independent Board Members considered whether economies of scale would occur with respect to the management of the Fund and whether the Fund would benefit from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale. The Independent Board members concluded that after the completion of the offering, meaningful economies of scale could not occur in the absence of secondary offerings.

The Gabelli Go Anywhere Trust

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Whether Fee Levels Reflect Economies of Scale. The Independent Board Members also considered whether the advisory fee rate is reasonable in relation to the initial asset size of the Fund and any economies of scale that could exist. The Independent Board members concluded that the investment advisory fee for the Fund did not take into account any potential economies of scale that might develop.

Other Relevant Considerations.

(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel and concluded that, in each of these areas, the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members considered that brokerage commissions could be paid to an affiliate of the Adviser. The Independent Board Members concluded that potential “fall out” benefits that the Adviser and its affiliates may receive, such as affiliated brokerage commissions, greater name recognition, or increased ability to obtain research services, appear to be reasonable.

Conclusions. In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all important and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on their review, it was the judgment of the Independent Board Members that the Fund would enjoy highly experienced portfolio advisory services and good ancillary services at an acceptable fee and, therefore, approval of the Advisory Agreement would be in the best interests of shareholders. Upon conclusion of their review and discussion, the Independent Board Members unanimously agreed to recommend the approval of the Advisory Agreement for the Fund.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Go Anywhere Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Go Anywhere Trust

c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940–3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI GO ANYWHERE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Ronald S. Eaker joined GAMCO Investors, Inc. in 1987. Currently he is a Managing Director of Gabelli Fixed Income, LLC and a portfolio manager of Gabelli Funds, LLC. Mr. Eaker manages short term cash products and high grade intermediate fixed income products. Prior to joining Gabelli, Mr. Eaker was affiliated with Frank Henjes & Co. He is a graduate of Pennsylvania State University with a B.S. in Finance.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Laura S. Linehan, CFA, joined G.research in 1995 and has served as a portfolio manager of the TETON Westwood Mighty Mites Fund since its inception in 1998. Ms. Linehan also serves as a portfolio manager for Gabelli Funds, LLC. Prior thereto, Ms. Linehan was an investment banker at Smith Barney and a financial analyst and systems engineer at IBM. Ms. Linehan holds an MBA in Finance and Public Policy from The Wharton School of Business, University of Pennsylvania and a B.A. in Biology from Lehigh University.

Gian Maria Magrini, CFA, is an analyst dedicated to the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed-end funds. He joined the team in 2013 after serving various roles in the Firm’s operations and research departments. Mr. Magrini earned a B.S. in Finance from Fordham University.

The Net Asset Value per common share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGOX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GO ANYWHERE TRUST
One Corporate Center
Rye, NY 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA	Agnes Mullady
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	Andrea R. Mango
Executive Chairman,	Secretary & Vice President
Associated Capital Group, Inc.
John C. Ball
Anthony S. Colavita, Jr.	Treasurer
President
Anthony S. Colavita, P.C.	Richard J. Walz
Chief Compliance Officer
Frank J. Fahrenkopf, Jr.
Former President &	David I. Schachter
Chief Executive Officer,	Vice President & Ombudsman
American Gaming Association
Laurissa M. Martire
Michael J. Melarkey	Vice President
Of Counsel,
McDonald Carano Wilson LLP	INVESTMENT ADVISER

Kuni Nakamura	Gabelli Funds, LLC
President	One Corporate Center
Advanced Polymer, Inc.	Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GGO Q2/2017

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/17 through 01/31/17	Common – N/A Preferred A– N/A	Common – N/A Preferred A – N/A	Common – N/A Preferred A– N/A	Common – 1,610,232 Preferred A – 536,744
Month #2 02/01/17 through 02/28/17	Common – N/A Preferred A– N/A	Common – N/A Preferred A– N/A	Common –N/A Preferred A– N/A	Common – 1,610,232 Preferred A – 536,744
Month #3 03/01/17 through 03/31/17	Common – N/A Preferred A– N/A	Common – N/A Preferred A– N/A	Common – N/A Preferred A– N/A	Common – 1,610,232 Preferred A– 536,744
Month #4 04/01/17 through 04/30/17	Common – N/A Preferred A– N/A	Common – N/A Preferred A– N/A	Common – N/A Preferred A– N/A	Common - 1,610,232 Preferred A– 536,744
Month 05/01/17 through 05/31/17	Common – N/A Preferred A – N/A	Common – N/A Preferred A – N/A	Common – N/A Preferred A – N/A	Common – 1,610,232 Preferred A – 536,744

Month #6 06/01/17 through 06/30/17	Common – N/A Preferred A – N/A	Common – N/A Preferred A – N/A	Common – N/A Preferred A – N/A	Common – 1,610,232 Preferred A– 536,744
Total	Common – N/A Preferred A – N/A	Common – N/A Preferred A – N/A	Common – N/A Preferred A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Go Anywhere Trust

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date 8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date 8/24/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/24/2017

* Print the name and title of each signing officer under his or her signature.